Quarterly Holdings Report
for

Fidelity® Mid Cap Value K6 Fund

April 30, 2020

MCVK6-QTLY-0620
1.9883981.102

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 3.0%
Entertainment - 1.0%
Electronic Arts, Inc. (a)	3,600	$411,336
Media - 2.0%
AMC Networks, Inc. Class A (a)	2,800	66,780
Interpublic Group of Companies, Inc.	42,831	727,270
		794,050

TOTAL COMMUNICATION SERVICES		1,205,386

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 3.4%
BorgWarner, Inc.	15,538	443,921
Lear Corp.	9,362	914,199
		1,358,120
Specialty Retail - 6.4%
Best Buy Co., Inc.	18,794	1,442,064
Rent-A-Center, Inc.	1,000	19,905
The Buckle, Inc.	200	3,062
Williams-Sonoma, Inc. (b)	17,029	1,053,073
		2,518,104

TOTAL CONSUMER DISCRETIONARY		3,876,224

CONSUMER STAPLES - 5.5%
Beverages - 0.0%
Monster Beverage Corp. (a)	200	12,362
Food & Staples Retailing - 0.7%
Kroger Co.	8,700	275,007
Food Products - 4.5%
Ingredion, Inc.	9,497	771,156
The J.M. Smucker Co.	6,116	702,790
Tyson Foods, Inc. Class A	4,700	292,293
		1,766,239
Tobacco - 0.3%
Altria Group, Inc.	3,100	121,675

TOTAL CONSUMER STAPLES		2,175,283

ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Cabot Oil & Gas Corp.	14,800	319,976
Chevron Corp.	6,099	561,108
ConocoPhillips Co.	13,968	588,053
CVR Energy, Inc.	6,600	157,410
World Fuel Services Corp.	900	22,500
		1,649,047
FINANCIALS - 15.7%
Banks - 4.9%
East West Bancorp, Inc.	22,800	799,596
M&T Bank Corp.	8,300	930,264
PacWest Bancorp	10,300	208,472
		1,938,332
Capital Markets - 0.8%
Federated Hermes, Inc. Class B (non-vtg.)	8,100	184,437
Waddell & Reed Financial, Inc. Class A (b)	8,427	122,613
		307,050
Consumer Finance - 4.9%
Discover Financial Services	23,519	1,010,611
Synchrony Financial	47,145	933,000
		1,943,611
Insurance - 4.6%
American Financial Group, Inc.	800	52,992
American National Insurance Co.	100	8,050
Athene Holding Ltd. (a)	9,900	267,300
Hartford Financial Services Group, Inc.	6,600	250,734
MetLife, Inc.	15,720	567,178
Old Republic International Corp.	37,700	601,315
Unum Group	3,000	52,350
		1,799,919
Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.	13,600	203,728

TOTAL FINANCIALS		6,192,640

HEALTH CARE - 8.5%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	2,600	279,422
Amgen, Inc.	1,132	270,797
		550,219
Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	2,133	191,245
Laboratory Corp. of America Holdings (a)	7,938	1,305,404
National Healthcare Corp.	1,000	68,370
Premier, Inc. (a)	2,800	92,848
Universal Health Services, Inc. Class B	5,035	532,149
		2,190,016
Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (a)	5,447	600,532

TOTAL HEALTH CARE		3,340,767

INDUSTRIALS - 11.2%
Airlines - 0.1%
Copa Holdings SA Class A	500	22,105
Building Products - 0.4%
Builders FirstSource, Inc. (a)	600	11,010
Owens Corning	3,400	147,424
		158,434
Commercial Services & Supplies - 0.2%
Steelcase, Inc. Class A	7,400	81,030
Construction & Engineering - 0.6%
EMCOR Group, Inc.	3,900	247,767
Electrical Equipment - 2.5%
Acuity Brands, Inc.	5,883	509,409
Hubbell, Inc. Class B	3,800	472,834
		982,243
Machinery - 3.2%
Allison Transmission Holdings, Inc.	19,700	715,898
Crane Co.	6,633	361,167
ITT, Inc.	3,600	189,792
		1,266,857
Professional Services - 1.8%
Korn Ferry	1,400	40,362
Manpower, Inc.	6,174	458,358
Robert Half International, Inc.	4,600	217,442
		716,162
Road & Rail - 0.8%
Landstar System, Inc.	3,200	330,592
Trading Companies & Distributors - 1.6%
HD Supply Holdings, Inc. (a)	16,314	484,200
MSC Industrial Direct Co., Inc. Class A	2,600	155,064
		639,264

TOTAL INDUSTRIALS		4,444,454

INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 0.3%
Juniper Networks, Inc.	6,000	129,600
Electronic Equipment & Components - 0.8%
Sanmina Corp. (a)	4,400	122,012
SYNNEX Corp.	2,000	175,120
		297,132
IT Services - 4.2%
Amdocs Ltd.	17,724	1,142,135
Cognizant Technology Solutions Corp. Class A	5,700	330,714
The Western Union Co.	10,500	200,235
		1,673,084
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	6,200	308,016
Software - 0.6%
Nortonlifelock, Inc.	6,100	129,747
Oracle Corp.	2,100	111,237
		240,984
Technology Hardware, Storage & Peripherals - 0.7%
Super Micro Computer, Inc. (a)	3,700	84,730
Xerox Holdings Corp.	11,400	208,506
		293,236

TOTAL INFORMATION TECHNOLOGY		2,942,052

MATERIALS - 7.7%
Chemicals - 3.5%
Cabot Corp.	9,700	328,733
Innospec, Inc.	4,693	340,336
Minerals Technologies, Inc.	1,500	66,060
NewMarket Corp.	1,600	658,304
		1,393,433
Metals & Mining - 3.7%
Kaiser Aluminum Corp.	200	14,446
Reliance Steel & Aluminum Co.	16,279	1,458,273
		1,472,719
Paper & Forest Products - 0.5%
Domtar Corp.	3,300	77,088
Schweitzer-Mauduit International, Inc.	3,100	99,882
		176,970

TOTAL MATERIALS		3,043,122

REAL ESTATE - 11.4%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexanders, Inc.	200	63,052
Apple Hospitality (REIT), Inc.	80,157	775,920
CoreCivic, Inc.	8,200	107,584
Equity Commonwealth	6,700	227,465
Gaming & Leisure Properties	8,600	242,864
RLJ Lodging Trust	25,800	239,682
SITE Centers Corp.	16,100	97,566
Summit Hotel Properties, Inc.	900	5,454
		1,759,587
Real Estate Management & Development - 6.9%
CBRE Group, Inc. (a)	35,676	1,531,569
Jones Lang LaSalle, Inc.	11,354	1,198,755
		2,730,324

TOTAL REAL ESTATE		4,489,911

UTILITIES - 12.4%
Electric Utilities - 7.0%
Exelon Corp.	14,016	519,713
Hawaiian Electric Industries, Inc.	5,844	230,663
NRG Energy, Inc.	29,382	985,178
OGE Energy Corp.	33,131	1,044,289
		2,779,843
Gas Utilities - 0.2%
National Fuel Gas Co.	900	36,900
Suburban Propane Partners LP	3,938	60,842
		97,742
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Energy Corp.	22,000	429,880
Multi-Utilities - 4.1%
AGL Energy Ltd.	10,138	111,265
MDU Resources Group, Inc.	43,373	974,158
Public Service Enterprise Group, Inc.	10,200	517,242
		1,602,665

TOTAL UTILITIES		4,910,130

TOTAL COMMON STOCKS
(Cost $45,559,862)		38,269,016

Money Market Funds - 5.6%
Fidelity Cash Central Fund 0.16% (c)	973,973	974,265
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	1,227,582	1,227,705
TOTAL MONEY MARKET FUNDS
(Cost $2,201,934)		2,201,970
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $47,761,796)		40,470,986
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(958,493)
NET ASSETS - 100%		$39,512,493

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,203
Fidelity Securities Lending Cash Central Fund	53
Total	$3,256

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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